Additional Information - Condensed Financial Statements of Parent Company - Statements of Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements
Net income	$ (77,862)	$ 363,634	$ 298,555
Comprehensive income (loss) attributable to Canadian Solar Inc.	(43,596)	287,599	119,457
Reportable legal entities | Parent Company
Condensed Financial Statements
Net income	36,051	274,187	239,968
Other comprehensive income (loss), net of tax	(79,647)	13,412	(120,511)
Comprehensive income (loss) attributable to Canadian Solar Inc.	$ (43,596)	$ 287,599	$ 119,457